Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income ($ in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$1,568,693	$1,671,266	$827,502	$853,513	$116.25	$31,688
2022	$970,674	$1,015,267	$582,935	$624,482	$131.14	$35,752
2021	$695,578	$730,481	$419,314	$430,769	$129.70	$27,834
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for the Corporation’s Principal Executive Officer (PEO), President and Chief Executive Officer, James P. Helt, for the respective years shown.
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2023	2022	2021
Summary Compensation Table Total	$1,568,693	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$51,547	$—	$18,448
Plus: service cost for pension plans	$20,906	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$288,750	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$314,688	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$96,250	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$4,959	$—	$3,795
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$4,959	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$1,108	$2,061	$625
Compensation Actually Paid	$1,671,266	$1,015,267	$730,481
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other
NEOs included in the average figures for 2023 are Mr. Seibel and Ms. Laub, for 2022 are Mr. Seibel and Lynda L. Glass, and for 2021 are Ms. Glass and David W. Cathell.
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2023	2022	2021
Summary Compensation Table Total	$827,502	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$60,539	$—	$21,936
Plus: service cost for pension plans	$24,521	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$118,000	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$134,660	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$39,333	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$2,714	$—	$2,334
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$2,714	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$607	$1,028	$385
Compensation Actually Paid	$853,513	$624,482	$430,769
Column (f).   Total shareholder return shows the value at year-end assuming the investment of $100 on the last day of the previous calendar year and the reinvestment of dividends during the year.
Column (g).   Reflects “Net Income” reported in the company’s Consolidated Statements of Income for each year.

Named Executive Officers, Footnote
Column (d).   Reflects the average of the compensation amounts reported in the “Summary Compensation Table” for the Corporation’s other Named Executive Officers (“Other NEOs”). The Other
NEOs included in the average figures for 2023 are Mr. Seibel and Ms. Laub, for 2022 are Mr. Seibel and Lynda L. Glass, and for 2021 are Ms. Glass and David W. Cathell.

PEO Total Compensation Amount	$ 1,568,693	$ 970,674	$ 695,578
PEO Actually Paid Compensation Amount	$ 1,671,266	1,015,267	730,481
Adjustment To PEO Compensation, Footnote
Column (c).   Compensation actually paid to the PEO as calculated in each year reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2023	2022	2021
Summary Compensation Table Total	$1,568,693	$970,674	$695,578
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$51,547	$—	$18,448
Plus: service cost for pension plans	$20,906	$28,745	$29,565
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$288,750	$95,500	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$314,688	$77,454	$19,366
Plus: fair value of awards granted during the year that vest during the year	$96,250	$31,833	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$4,959	$—	$3,795
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$4,959	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$1,108	$2,061	$625
Compensation Actually Paid	$1,671,266	$1,015,267	$730,481

Non-PEO NEO Average Total Compensation Amount	$ 827,502	582,935	419,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ 853,513	624,482	430,769
Adjustment to Non-PEO NEO Compensation Footnote
Column (e).   Average compensation actually paid to the Other NEOs as calculated in each year reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.
	2023	2022	2021
Summary Compensation Table Total	$827,502	$582,935	$419,314
Adjustments:
Less: aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	$60,539	$—	$21,936
Plus: service cost for pension plans	$24,521	$33,644	$18,765
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	$118,000	$47,625	$—
Plus: fair value of awards granted during the year that remain unvested as of year end	$134,660	$38,626	$11,908
Plus: fair value of awards granted during the year that vest during the year	$39,333	$15,875	$—
Change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$2,714	$—	$2,334
Change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	$2,714	$—	$—
Plus: dividends or other earnings paid during year prior to vesting date of award	$607	$1,028	$385
Compensation Actually Paid	$853,513	$624,482	$430,769

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative Total Shareholder Return (TSR).   From 2021 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 39% and 45%, respectively, compared to a 70% increase in our TSR over the same time period. From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 65% and 37%, respectively, compared to a 11.5% decrease in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.   From 2021 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 39% and 45%, respectively, compared to a 28% increase in our Net Income over the same time period. From 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 65% and 37%, respectively, compared to a 11.4% decrease in our Net Income over the same time period.

Total Shareholder Return Amount	$ 116.25	131.14	129.7
Net Income (Loss)	$ 31,688,000	35,752,000	27,834,000
PEO Name	James P. Helt
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (51,547)		(18,448)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,906	28,745	29,565
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,750)	(95,500)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,688	77,454	19,366
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,250	31,833
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,959		3,795
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,959
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,108	2,061	625
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,539)		(21,936)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,521	33,644	18,765
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,000)	(47,625)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,660	38,626	11,908
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,333	15,875
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,714		2,334
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,714
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 607	$ 1,028	$ 385